Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net change in non-cash working capital items:
Inventory	$ (3,651)	$ (2,841)
Prepaid expenses and other assets	(1,179)	(257)
Taxes recoverable	(544)	(508)
Taxes payable	(1,631)	288
Accounts payable and accrued liabilities	(3,031)	2,079
Amounts receivable	9,984	(3,135)
Amounts due to related parties	1	(148)
Net change in non-cash working capital	$ (51)	$ (4,522)